Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harbor ETF Trust
Entity Central Index Key	0001860434
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000252180
Shareholder Report [Line Items]
Fund Name	Harbor Active Small Cap ETF
Trading Symbol	Ticker: SMLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Active Small Cap ETF	$39	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 14,716,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 49,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$14,716
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$49
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	32.2%
Financials	28.0%
Health Care	7.8%
Real Estate	6.3%
Consumer Discretionary	6.2%
Materials	6.0%
Energy	4.4%
Consumer Staples	4.0%
Information Technology	3.4%
Utilities	1.3%
Communication Services	0.4%

C000252171
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Large Cap Value ETF
Trading Symbol	Ticker: VLLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Large Cap Value ETF	$12	0.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,014,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$2,014
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$3
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	28.2%
Consumer Staples	18.9%
Energy	11.8%
Consumer Discretionary	10.1%
Communication Services	8.4%
Information Technology	8.2%
Health Care	7.1%
Industrials	4.8%
Utilities	1.9%
Materials	0.6%

C000252172
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Next Generation REITs ETF
Trading Symbol	Ticker: AREA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Next Generation REITs ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Next Generation REITs ETF	$24	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,806,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 5,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,806
Number of Investments	41
Total Net Advisory Fees Paid (in thousands)	$5
Portfolio Turnover Rate	30%

Holdings [Text Block]

Industry Allocation (% of Investments)

Value	Value
Specialized REITs	55.8%
Health Care REITs	26.7%
Hotel & Resort REITs	13.6%
Residential REITs	3.9%

C000250794
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Small Cap Earners ETF
Trading Symbol	Ticker: EBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Small Cap Earners ETF	$14	0.29%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 9,297,000
Holdings Count | Holding	837
Advisory Fees Paid, Amount	$ 12,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$9,297
Number of Investments	837
Total Net Advisory Fees Paid (in thousands)	$12
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	30.3%
Industrials	15.0%
Consumer Discretionary	13.6%
Energy	10.2%
Real Estate	6.3%
Materials	4.9%
Information Technology	4.7%
Communication Services	4.2%
Health Care	4.1%
Consumer Staples	3.4%
Utilities	3.3%

C000234046
Shareholder Report [Line Items]
Fund Name	Harbor Commodity All-Weather Strategy ETF (Consolidated)
Trading Symbol	Ticker: HGER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$35	0.68%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 302,273,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 938,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$302,273
Number of Investments (includes derivatives)	8
Total Net Advisory Fees Paid (in thousands)	$938
Portfolio Turnover Rate (not applicable due to the nature of the Fund's investments)	-%

Holdings [Text Block]

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Petroleum	32.9%
Precious Metals	31.3%
Grains and Soybean Products	15.2%
Softs	10.6%
Base Metals	7.9%
Livestock	2.1%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Index.

C000249125
Shareholder Report [Line Items]
Fund Name	Harbor Disciplined Bond ETF
Trading Symbol	Ticker: AGGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Disciplined Bond ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 27,736,000
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 48,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$27,736
Number of Investments	203
Total Net Advisory Fees Paid (in thousands)	$48
Portfolio Turnover Rate	13%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	26.8%
U.S. Government Obligations	19.2%
Asset-Backed Securities	12.6%
Collateralized Mortgage Obligations	10.5%
Municipal Bonds	0.4%

C000235263
Shareholder Report [Line Items]
Fund Name	Harbor Dividend Growth Leaders ETF
Trading Symbol	Ticker: GDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Dividend Growth Leaders ETF	$24	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 233,945,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 668,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$233,945
Number of Investments	43
Total Net Advisory Fees Paid (in thousands)	$668
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	24.3%
Information Technology	19.6%
Consumer Discretionary	13.0%
Health Care	10.4%
Industrials	9.3%
Consumer Staples	8.2%
Communication Services	5.8%
Real Estate	3.2%
Energy	2.8%
Utilities	2.0%
Materials	1.4%

C000238718
Shareholder Report [Line Items]
Fund Name	Harbor Health Care ETF
Trading Symbol	Ticker: MEDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Health Care ETF	$39	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 15,679,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 65,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$15,679
Number of Investments	35
Total Net Advisory Fees Paid (in thousands)	$65
Portfolio Turnover Rate	92%

Holdings [Text Block]

Industry Allocation (% of Investments)

Value	Value
Biotechnology	49.9%
Health Care Equipment & Supplies	22.4%
Pharmaceuticals	15.8%
Health Care Providers & Services	9.7%
Life Sciences Tools & Services	2.2%

C000234331
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor Unconstrained ETF
Trading Symbol	Ticker: HAPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Human Capital Factor Unconstrained ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor Unconstrained ETF	$24	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 3,320,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 19,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,320
Number of Investments	74
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	28.7%
Financials	24.1%
Health Care	12.0%
Industrials	6.5%
Real Estate	5.4%
Materials	5.3%
Consumer Staples	4.7%
Energy	3.9%
Communication Services	3.8%
Utilities	3.0%
Consumer Discretionary	2.6%

C000238211
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor US Large Cap ETF
Trading Symbol	Ticker: HAPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Large Cap ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 356,048,000
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 646,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$356,048
Number of Investments	151
Total Net Advisory Fees Paid (in thousands)	$646
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.7%
Financials	15.4%
Communication Services	14.9%
Health Care	10.9%
Consumer Discretionary	10.4%
Industrials	7.5%
Consumer Staples	6.2%
Energy	2.8%
Utilities	2.6%
Real Estate	2.1%
Materials	1.5%

C000241449
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor US Small Cap ETF
Trading Symbol	Ticker: HAPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Small Cap ETF	$28	0.60%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%
AssetsNet	$ 117,928,000
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 395,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$117,928
Number of Investments	197
Total Net Advisory Fees Paid (in thousands)	$395
Portfolio Turnover Rate	63%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.3%
Health Care	18.0%
Industrials	16.5%
Consumer Discretionary	14.8%
Information Technology	12.2%
Real Estate	6.3%
Materials	2.7%
Utilities	2.4%
Energy	2.2%
Communication Services	2.1%
Consumer Staples	1.5%

C000237253
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders ETF
Trading Symbol	Ticker: OSEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor International Compounders ETF	$27	0.55%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 428,089,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 839,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$428,089
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$839
Portfolio Turnover Rate	1%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	56.4%
Pacific Basin	24.8%
North America	12.7%
South Asia	6.1%

Country Breakdown (% of Investments)

United Kingdom	15.9%
Germany	15.1%
Japan	14.9%
United States	12.7%
France	11.5%
Sweden	8.1%
India	6.1%
Taiwan	4.2%
Denmark	3.3%
Hong Kong	3.2%
Indonesia	2.5%
Netherlands	2.5%

C000244492
Shareholder Report [Line Items]
Fund Name	Harbor Long-Short Equity ETF
Trading Symbol	Ticker: LSEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Short Equity ETF	$128	2.53%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.53%
AssetsNet	$ 20,221,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 121,000
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$20,221
Number of Investments	147
Total Net Advisory Fees Paid (in thousands)	$121
Portfolio Turnover Rate	149%

Holdings [Text Block]

Sector Allocation (% of Investments)

Information Technology	21.2%
Health Care	18.1%
Consumer Discretionary	15.7%
Utilities	9.6%
Communication Services	8.7%
Materials	7.2%
Energy	6.3%
Consumer Staples	5.6%
Industrials	4.1%
Financials	3.5%

Sector Allocation (% of Investments Sold Short)

Health Care	22.3%
Energy	21.7%
Information Technology	20.5%
Consumer Discretionary	18.3%
Communication Services	7.8%
Industrials	7.1%
Materials	2.3%

C000233998
Shareholder Report [Line Items]
Fund Name	Harbor Long-Term Growers ETF
Trading Symbol	Ticker: WINN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Term Growers ETF	$28	0.57%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 749,073,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,937,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$749,073
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$1,937
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	37.6%
Communication Services	17.5%
Consumer Discretionary	15.7%
Health Care	10.4%
Financials	8.2%
Industrials	5.0%
Consumer Staples	4.2%
Real Estate	0.6%
Energy	0.5%
Utilities	0.3%

C000243340
Shareholder Report [Line Items]
Fund Name	Harbor Multi-Asset Explorer ETF (Consolidated)
Trading Symbol	Ticker: MAPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF (Consolidated) ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Multi-Asset Explorer ETF (Consolidated)	$35	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 5,177,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 16,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$5,177
Number of Investments	19
Total Net Advisory Fees Paid (in thousands)	$16
Portfolio Turnover Rate	62%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Equity Funds	61.0%
Fixed Income Funds	25.7%
Commodity Funds	13.3%

C000255316
Shareholder Report [Line Items]
Fund Name	Harbor Osmosis Emerging Markets Resource Efficient ETF
Trading Symbol	Ticker: EFFE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Osmosis Emerging Markets Resource Efficient ETF ("Fund") for the period of December 18, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis Emerging Markets Resource Efficient ETF	$26	0.69%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.69%
AssetsNet	$ 107,192,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 166,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$107,192
Number of Investments	81
Total Net Advisory Fees Paid (in thousands)	$166
Portfolio Turnover Rate	67%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Pacific Basin	60.2%
South Asia	19.1%
Middle East/Central Asia	7.0%
South America	5.6%
Africa	3.1%
Europe	2.9%
Latin America	2.0%
North America	0.1%

Country Breakdown (% of Investments)

China	29.7%
India	19.1%
Taiwan	16.9%
South Korea	9.5%
Brazil	4.6%
Saudi Arabia	3.9%
South Africa	3.0%
Other	13.3%

C000255317
Shareholder Report [Line Items]
Fund Name	Harbor Osmosis International Resource Efficient ETF
Trading Symbol	Ticker: EFFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Osmosis International Resource Efficient ETF ("Fund") for the period of December 11, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis International Resource Efficient ETF	$22	0.55%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.55%
AssetsNet	$ 117,448,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 202,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$117,448
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$202
Portfolio Turnover Rate	31%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	55.5%
Pacific Basin	30.9%
North America	12.4%
Latin America	1.2%

Country Breakdown (% of Investments)

Japan	20.6%
United Kingdom	11.1%
Canada	10.2%
France	9.4%
Germany	9.3%
Australia	7.2%
Switzerland	5.6%
Sweden	4.4%
Italy	3.5%
Ireland	2.8%
Other	15.9%

C000254050
Shareholder Report [Line Items]
Fund Name	Harbor PanAgora Dynamic Large Cap Core ETF
Trading Symbol	Ticker: INFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor PanAgora Dynamic Large Cap Core ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 63,712,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 79,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$63,712
Number of Investments	118
Total Net Advisory Fees Paid (in thousands)	$79
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	30.2%
Financials	15.7%
Health Care	9.7%
Communication Services	9.3%
Consumer Discretionary	8.7%
Industrials	8.1%
Consumer Staples	7.6%
Utilities	3.7%
Materials	2.9%
Energy	2.9%
Real Estate	1.2%

C000228888
Shareholder Report [Line Items]
Fund Name	Harbor Scientific Alpha High-Yield ETF
Trading Symbol	Ticker: SIHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Scientific Alpha High-Yield ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Scientific Alpha High-Yield ETF	$24	0.48%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 172,926,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 393,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$172,926
Number of Investments	291
Total Net Advisory Fees Paid (in thousands)	$393
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	21.9%
Industrials	15.7%
Energy	15.2%
Financials	11.7%
Communication Services	10.1%
Consumer Staples	5.9%
Information Technology	5.9%
Materials	4.7%
Health Care	3.8%
Utilities	3.0%
Real Estate	2.1%

C000228889
Shareholder Report [Line Items]
Fund Name	Harbor Scientific Alpha Income ETF
Trading Symbol	Ticker: SIFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Scientific Alpha Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Scientific Alpha Income ETF	$25	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 33,528,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 83,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$33,528
Number of Investments (includes derivatives)	177
Total Net Advisory Fees Paid (in thousands)	$83
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	17.2%
Industrials	15.6%
Consumer Discretionary	13.1%
Energy	12.3%
Communication Services	11.8%
Consumer Staples	9.2%
Financials	7.7%
Materials	5.8%
Health Care	5.4%
Utilities	1.6%
Real Estate	0.3%

C000259354
Shareholder Report [Line Items]
Fund Name	Harbor Transformative Technologies ETF
Trading Symbol	Ticker: TEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Transformative Technologies ETF ("Fund") for the period of April 16, 2025 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Transformative Technologies ETF	$3	0.69%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,727,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,727
Number of Investments	43
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	65.4%
Communication Services	13.5%
Health Care	9.2%
Consumer Discretionary	8.6%
Financials	1.5%
Industrials	1.0%
Utilities	0.8%